Significant Events and Transactions in the Period (Details) $ / shares in Units, ₪ in Thousands				6 Months Ended
	Jan. 17, 2024 USD ($) $ / shares shares	Jan. 05, 2024 USD ($)	Jan. 05, 2024 ILS (₪)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Significant Events and Transactions in the Period (Details) [Line Items]
Non cash equity transaction costs	$ (2,839,000)
Listing expenses	$ 879,000			$ 879,000
Warrants settled in cash						$ 165,000
Aggregate amount		$ (711,000)	₪ 2,633,238
Initial Public Offering [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Ordinary shares (in Shares) | shares	1,250,000
Offering price per share (in Dollars per share) | $ / shares	$ 4
Gross proceeds	$ 5,000
Warrants settled in cash	165,000
Direct Equity Transaction [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Equity transaction costs	575,000
Indirect Equity Transaction [Member]
Significant Events and Transactions in the Period (Details) [Line Items]
Equity transaction costs	1,154,000
Capital deduction	$ (275,000)